Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Central Index Key	0001847986
Entity Tax Identification Number	85-1873463
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1190 Trademark Drive
Entity Address, Address Line Two	#108
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	(775)
Local Phone Number	622-3448
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false